SUBSEQUENT EVENTS (Narrative) (Details)				1 Months Ended	3 Months Ended	4 Months Ended			12 Months Ended
	Feb. 07, 2019 shares	Feb. 06, 2019 CAD ($) share	Feb. 04, 2019 USD ($) ft² share $ / shares shares	Jun. 26, 2018 CAD ($) share	May 10, 2019 USD ($) share $ / shares	May 28, 2019 CAD ($) $ / shares shares	May 24, 2019 USD ($) share shares	May 24, 2019 USD ($) share $ / shares shares	Jan. 31, 2019 USD ($) share shares	Jan. 31, 2019 CAD ($) share shares	Jan. 31, 2018 USD ($) share	Jan. 31, 2018 CAD ($) share	Sep. 30, 2019 USD ($)	Jul. 01, 2019 USD ($)	May 24, 2019 $ / shares	Feb. 04, 2019 $ / shares	Jun. 13, 2018 USD ($) share	Jan. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from private placement									$ 3,971,266		$ 705,159
Number of options granted | share				965,000					2,115,000	2,115,000	515,000	515,000
Exercise price				$ 2.80						$ 2.75		$ 0.65
Stock option vesting period (years)									2.30		2.71							0.00
Convertible note									$ 1,845,830		$ 0
ECO FIRMA FARMS
Disclosure of non-adjusting events after reporting period [line items]
Total consideration																	$ 7,849,684
Number of shares issued in consideration | share																	2,142,000
Convertible note																	$ 2,000,000
Major business combination | Phantom Farms
Disclosure of non-adjusting events after reporting period [line items]
Membership interest acquired			100.00%
Area of land used for outdoor cannabis cultivation facilities | ft²			80,000
Additional area of land under development for outdoor cannabis cultivation facilities | ft²			40,000
Area of land used for wholesale distribution warehouse and extraction laboratory | ft²			5,600
Area of land used for state-of-the-art indoor grow facility | ft²			7,700
Total consideration			$ 7,049,260
Value of shares issued in consideration			$ 2,507,138
Number of shares issued in consideration | share			2,670,000
Share price | $ / shares																$ 1.23
Number of warrant issued | shares			1,700,000
Warrant exercise price | $ / shares																1.50
Number of earnout common share issued upon the achievement of certain stock price targets of the company or change of control of the company at certain stock price valuation targets | shares			4,500,000
Period for number of earnout common share issued			7 years
Common share valuation if 50% of the earnout shares issuable upon change of control of the company | $ / shares																3.00
Common share valuation if 100% of the earnout shares issuable upon change of control of the company | $ / shares																$ 5.00
Major business combination | SDP Development Group, LLC ("SDP")
Disclosure of non-adjusting events after reporting period [line items]
Membership interest acquired			100.00%
Consideration payable in cash			$ 8,010,000
Number of shares issued in consideration | share			2,670,000
Share price | $ / shares			$ 3.00
Major business combination | Swell Companies Limited ("Swell")
Disclosure of non-adjusting events after reporting period [line items]
Percentage Ownership							100.00%
Consideration payable in cash													$ 350,000	$ 500,000
Number of shares issued in consideration | share							1,266,667	1,266,667
Number of warrant issued | shares							1,200,000	1,200,000
Warrant exercise price | $ / shares															$ 1.50
Number of earnout common share issued upon the achievement of certain stock price targets of the company or change of control of the company at certain stock price valuation targets | shares							6,000,000	6,000,000
Period for number of earnout common share issued							7 years
Common share valuation if 100% of the earnout shares issuable upon change of control of the company | $ / shares															$ 5.00
Indebtedness payable							$ 730,520	$ 730,520
Convertible note							1,000,000	$ 1,000,000
Threshold limit for cash to be received							$ 5,000,000
Threshold period for cash to be received from the closing date							24 months
Threshold trading days							15 days
Average closing price | $ / shares								$ 3.75
Number of share issuable if vendors elect to take cash | shares							783,333
Major business combination | ECO FIRMA FARMS
Disclosure of non-adjusting events after reporting period [line items]
Purchase of building and land					$ 3,800,000
Assumed mortgage of building and land					513,294
Value of shares issued in consideration					$ 3,286,706
Number of shares issued in consideration | share					3,983,886
Share price | $ / shares					$ 0.825
Issuance on November 23, 2020 | Swell Companies Limited ("Swell")
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in consideration | share							456,862	456,862
Issuance on May 24, 2021 | Swell Companies Limited ("Swell")
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in consideration | share							2,450,000	2,450,000
Events after reporting date
Disclosure of non-adjusting events after reporting period [line items]
Number of unit issued in private placement | shares						5,589,493
Per unit price | $ / shares						$ 1.38
Gross proceeds from private placement						$ 7,713,500
Description of each unit of private placement consist						Each unit is comprised of one common share of the Company and one half of one common share purchase warrant
Warrant exercise price | $ / shares						$ 1.83
Warrant expiration period						1 year
Number of options granted | share		710,000
Exercise price		$ 1.11
Stock option vesting period (years)		2
Number of shares issued for conversion of convertible note | shares	977,479
Number of warrant debenture exercised | shares									702	702
Proceeds from exercise of warrant debenture										$ 702,000
Issuance from December 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Value for number of shares issued for conversion of convertible note						$ 1,416,000
Number of shares issued for conversion of convertible note | shares						1,770,000
Issuance from January 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Value for number of shares issued for conversion of convertible note						$ 280,000
Number of shares issued for conversion of convertible note | shares						350,000